Share-based Payment - Summary of Assumptions Used to Determine Fair Value of Options Granted (Details) - $ / shares	9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility	91.94%
Stock Option Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price		$ 19.25	$ 25.41	$ 56.91
Risk-free interest	0.13%	0.13%
Risk-free interest	2.04%	2.04%
Estimated life (years)	3 years 6 months 14 days		4 years 3 months 14 days	3 years 8 months 26 days
Expected volatility	53.52%	53.52%
Expected volatility		86.04%
Stock Option Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price	$ 10.50	$ 18.20
Exercise price	10.50
Stock Option Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share price	155.05	155.05
Exercise price	$ 155.05	$ 155.05
Estimated life (years)		3 years 5 months 19 days